ANNUAL REPORT

 . PACIFIC SELECT SEPARATE ACCOUNT OF PACIFIC MUTUAL LIFE INSURANCE COMPANY



                           [LOGO of PACIFIC SELECT]

Dear Pacific Select Policy Owner:

   We are pleased to share with you the 1995 Annual Report of the Pacific Select Separate Account ("Separate Account") of Pacific Mutual Life Insurance Company ("Pacific Mutual"), together with the 1995 Annual Report for the Pacific Select Fund. The Pacific Select Fund is the underlying investment vehicle for the Separate Account.

   The Separate Account supports your Pacific Flexible Premium Variable Universal Life Insurance Policy ("the Policy") from Pacific Mutual. During 1995 there were ten variable account investment choices and one fixed account.

   The following indicates the Accumulated Values and Cash Surrender Values as of December 29, 1995, assuming a hypothetical Policy was purchased on the date each Variable Account began operations, and on January 1, 1995, and assuming 100% of the premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 55, single premium payment of $50,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $134,671:

                              Money      Managed       Government     High Yield
                              Market      Bond         Securities        Bond          Growth
                             Variable    Variable       Variable       Variable       Variable
                             Account     Account        Account        Account        Account
                             1/07/88*    2/22/88*       7/01/88*       7/14/88*       2/18/88*
                             --------    --------       --------       --------       --------
From Inception* -
 12/29/95:
 AV** .................... $62,652.75   $87,693.19     $84,963.46     $95,026.84     $127,949.95
 CSV***...................  61,452.75    86,459.85      83,563.46      93,626.84      126,716.62
1/01/95 - 12/29/95
 AV**.....................  51,849.97    58,684.73      58,529.86      58,450.18       62,189.65
 CSV***...................  47,849.97    54,684.73      54,529.86      54,450.18       58,189.65
                            Equity       Multi-         Inter-         Equity           Growth
                            Income      Strategy       national         Index             LT
                           Variable     Variable       Variable        Variable        Variable
                           Account      Account        Account         Account         Account
                           3/21/88*     2/22/88*       2/18/88*        2/12/91*        1/04/94*
                           --------     --------       --------        --------        --------
From Inception* -
 12/29/95:
 AV** ................... $104,821.14   $94,475.98      $74,079.24    $85,248.95      $74,636.42
 CSV***..................  103,554.47    93,242.65       72,845.90     82,815.62       71,036.42
1/01/95 - 12/29/95
 AV**....................   64,872.95    61,721.06       54,443.04     67,497.18       67,613.93
 CSV***..................   60,872.95    57,721.06       50,443.04     63,497.18       63,613.93

-----------
   *Date Variable Account began operations.

  **Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

 ***Cash Surrender Value: Includes deductions for all policy charges, including surrender charges that would have been deducted if the policy had been surrendered on December 29, 1995. Surrender charges vary by policy.

                                      ****

   If you have any questions, please contact your Registered Representative, or call Pacific Mutual's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,


Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Mutual Life Insurance Company

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Mutual Life Insurance Company


We have audited the accompanying statements of assets and liabilities of the Pacific Select Separate Account (comprised of the Money Market, Managed Bond, Government Securities, High Yield Bond, Growth, Equity Income, Multi-Strategy, International, Equity Index, and Growth LT Variable Accounts) as of December 31, 1995 and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Select Separate Account as of December 31, 1995 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Costa Mesa, California
February 16, 1996

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1995
(In thousands)

                                                                                                            High
                                                                 Money         Managed     Government       Yield
                                                                 Market         Bond       Securities       Bond        Growth
                                                                Variable      Variable      Variable       Variable    Variable
                                                                 Account       Account       Account       Account      Account
ASSETS                                                          --------      --------      --------      --------     --------
Investments in Pacific Select Fund:

   Money Market Portfolio (139 shares; cost $1,395).......      $ 1,388
   Managed Bond Portfolio (43 shares; cost $445)..........                    $   474
   Government Securities Portfolio (33 shares; cost $358).                                   $   361
   High Yield Bond Portfolio (380 shares; cost $3,398)....                                                 $ 3,722
   Growth Portfolio (429 shares; cost $6,741).............                                                              $ 7,959
   Equity Income Portfolio (130 shares; cost $1,915)......
   Multi-Strategy Portfolio (61 shares; cost $713)........
   International Portfolio (122 shares; cost $1,458)......
   Equity Index Portfolio (15 shares; cost $189)..........
   Growth LT Portfolio (65 shares; cost $803).............
                                                                --------      --------      --------      --------     --------
TOTAL ASSETS..............................................         1,388           474           361         3,722        7,959
                                                                --------      --------      --------      --------     --------
LIABILITIES
Payables:
  Mortality and expense risk fee..........................            1                                          2            5
                                                                --------      --------      --------      --------     --------
TOTAL LIABILITIES.........................................            1                                          2            5
                                                                --------      --------      --------      --------     --------
NET ASSETS................................................       $ 1,387      $    474      $    361       $ 3,720     $  7,954
                                                                ========      ========      ========      ========     ========
                                                                 Equity        Multi-        Inter-       Equity        Growth
                                                                 Income       Strategy      national       Index          LT
                                                                Variable      Variable      Variable      Variable     Variable
                                                                 Account       Account       Account       Account      Account
ASSETS                                                          --------      --------      --------      --------     --------
Investments in Pacific Select Fund:

   Money Market Portfolio (139 shares; cost $1,395).......
   Managed Bond Portfolio (43 shares; cost $445)..........
   Government Securities Portfolio (33 shares; cost $358).
   High Yield Bond Portfolio (380 shares; cost $3,398)....
   Growth Portfolio (429 shares; cost $6,741).............
   Equity Income Portfolio (130 shares; cost $1,915)......       $ 2,362
   Multi-Strategy Portfolio (61 shares; cost $713)........                    $    858
   International Portfolio (122 shares; cost $1,458)......                                  $  1,572
   Equity Index Portfolio (15 shares; cost $189)..........                                                $    264
   Growth LT Portfolio (65 shares; cost $803).............                                                             $    919
                                                                --------      --------      --------      --------     --------
TOTAL ASSETS..............................................         2,362           858         1,572           264          919
                                                                --------      --------      --------      --------     --------
LIABILITIES
Payables:
  Mortality and expense risk fee..........................             1                           1                          1
                                                                --------      --------      --------      --------     --------
TOTAL LIABILITIES.........................................             1                           1                          1
                                                                --------      --------      --------      --------     --------
NET ASSETS................................................      $  2,361      $    858      $  1,571      $    264     $    918
                                                                ========      ========      ========      ========     ========

See Notes to Financial Statements.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                                                                   High
                                                                 Money     Managed   Government    Yield               Equity
                                                                Market      Bond     Securities    Bond      Growth    Income
                                                               Variable   Variable    Variable   Variable   Variable  Variable
                                                                Account    Account     Account    Account    Account   Account
                                                               ---------  ---------   ---------  ---------  ---------  ---------
INVESTMENT INCOME
 Dividends...................................................  $      77  $      26   $      19  $     278  $      66  $      36
EXPENSES
 Mortality and expense risk fee..............................         10          2           2         24         52         16
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET INVESTMENT INCOME........................................         67         24          17        254         14         20
                                                               ---------  ---------   ---------  ---------  ---------  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions.........         (2)         1          (3)        15        155        136
 Net unrealized appreciation on investments..................          3         36          42        304      1,508        451
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS..............................................          1         37          39        319      1,663        587
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...................................         68         61          56        573      1,677        607
                                                               =========  =========   =========  =========  =========  =========
                                                                Multi-     Inter-     Equity     Growth
                                                               Strategy   national     Index       LT
                                                               Variable   Variable   Variable   Variable
                                                                Account    Account    Account    Account
                                                               ---------  ---------  ---------  ---------
INVESTMENT INCOME
 Dividends...................................................  $      26  $      30  $       6  $      63
                                                               ---------  ---------  ---------  ---------
EXPENSES
 Mortality and expense risk fee..............................          5         10          2          4
                                                               ---------  ---------  ---------  ---------
NET INVESTMENT INCOME........................................         21         20          4         59
                                                               ---------  ---------  ---------  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions.........         32         25         24         15
 Net unrealized appreciation on investments..................        115        111         52        112
                                                               ---------  ---------  ---------  ---------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS..............................................        147        136         76        127
                                                               ---------  ---------  ---------  ---------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...................................  $     168  $     156  $      80  $     186
                                                               =========  =========  =========  =========

See Notes to Financial Statements.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)


                                                                                                   High
                                                                 Money     Managed   Government    Yield               Equity
                                                                Market      Bond     Securities    Bond      Growth    Income
                                                               Variable   Variable    Variable   Variable   Variable  Variable
                                                                Account    Account     Account    Account    Account   Account
                                                               ---------  ---------   ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income.....................................    $      67  $      24   $      17  $     254  $      14  $      20
 Net realized gain (loss) from security transactions.......           (2)         1          (3)        15        155        136
 Net unrealized appreciation on investments................            3         36          42        304      1,508        451
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.................................           68         61          56        573      1,677        607
                                                               ---------  ---------   ---------  ---------  ---------  ---------

INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfers--policy charges and deductions..................          (51)        (8)        (29)       (68)      (211)      (162)
 Transfers in (from other variable accounts)...............           35        330          25         47      1,201        498
 Transfers out (to other variable accounts)................       (1,065)       (22)        (16)       (34)    (1,098)      (927)
 Transfers--other..........................................           (2)         1                                (8)         7
                                                               ---------  ---------   ---------  ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM POLICY TRANSACTIONS..........................       (1,083)       301         (20)       (55)      (116)      (584)
                                                               ---------  ---------   ---------  ---------  ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................       (1,015)       362          36        518      1,561         23

NET ASSETS
 Beginning of year.........................................        2,402        112         325      3,202      6,393      2,338
                                                               ---------  ---------   ---------  ---------  ---------  ---------
 End of year...............................................    $   1,387  $     474   $     361  $   3,720  $   7,954  $   2,361
                                                               =========  =========   =========  =========  =========  =========
                                                                Multi-     Inter-     Equity     Growth
                                                               Strategy   national     Index       LT
                                                               Variable   Variable   Variable   Variable
                                                                Account    Account    Account    Account
                                                               ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income.....................................    $      21  $      20  $       4  $      59
 Net realized gain (loss) from security transactions.......           32         25         24         15
 Net unrealized appreciation on investments................          115        111         52        112
                                                               ---------  ---------  ---------  ---------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.................................          168        156         80        186
                                                               ---------  ---------  ---------  ---------

INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfers--policy charges and deductions..................          (15)      (131)       (56)       (19)
 Transfers in (from other variable accounts)...............           15        473                   688
 Transfers out (to other variable accounts)................                     (70)        (9)       (32)
 Transfers--other..........................................                      (2)         1         (1)
                                                               ---------  ---------  ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM POLICY TRANSACTIONS..........................            0        270        (64)       636
                                                               ---------  ---------  ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................          168        426         16        822

NET ASSETS
 Beginning of year.........................................          690      1,145        248         96
                                                               ---------  ---------  ---------  ---------
 End of year...............................................    $     858  $   1,571  $     264  $     918
                                                               =========  =========  =========  =========

See Notes to Financial Statements.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
(In thousands)

                                                                                                             High
                                                                   Money        Managed      Government      Yield
                                                                   Market         Bond       Securities      Bond          Growth
                                                                  Variable      Variable      Variable      Variable      Variable
                                                                  Account       Account       Account       Account       Account
                                                                 ---------     ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income......................................... $     46      $     46      $     13      $    252      $    501
  Net realized gain (loss) from security transactions...........        2           (50)           (6)            6           118
  Net unrealized appreciation (depreciation)
   on investments...............................................       (9)          (86)          (30)         (268)       (1,427)
                                                                 --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.....................................       39           (90)          (23)          (10)         (808)
                                                                 --------      --------      --------      --------      --------

INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums
  Transfers--policy charges and deductions......................      (35)          (24)          (66)          (13)         (241)
  Transfers in (from other variable accounts)...................    2,332           142            38            64           345
  Transfers out (to other variable accounts)....................     (460)       (2,301)          (38)          (85)         (225)
  Transfers--other..............................................                     (1)                                        1
                                                                 --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS..............................    1,837        (2,184)          (66)          (34)         (120)
                                                                 --------      --------      --------      --------      --------

NET INCREASE (DECREASE) IN NET ASSETS...........................    1,876        (2,274)          (89)          (44)         (928)

NET ASSETS
  Beginning of year.............................................      526         2,386           414         3,246         7,321
                                                                 --------      --------      --------      --------      --------
  End of year................................................... $  2,402      $    112      $    325      $  3,202      $  6,393
                                                                 ========      ========      ========      ========      ========
                                                                  Equity         Multi-        Inter-        Equity        Growth
                                                                  Income        Strategy      national       Index          LT
                                                                  Variable      Variable      Variable      Variable      Variable
                                                                  Account       Account       Account       Account       Account
                                                                 ----------    ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income......................................... $    201      $     37      $     39      $      5      $      1
  Net realized gain (loss) from security transactions...........       50            24            52             9
  Net unrealized appreciation (depreciation)
   on investments...............................................     (274)          (76)          (65)          (13)            4
                                                                 --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.....................................      (23)          (15)           26             1             5
                                                                 --------      --------      --------      --------      --------

INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums......................................        1
  Transfers--policy charges and deductions......................     (158)          (58)         (129)          (59)           (1)
  Transfers in (from other variable accounts)...................      384            32           328             8            92
  Transfers out (to other variable accounts)....................     (356)         (116)         (179)           (2)
  Transfers--other..............................................                                   (1)
                                                                 --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS..............................     (129)         (142)           19           (53)           91
                                                                 --------      --------      --------      --------      --------

NET INCREASE (DECREASE) IN NET ASSETS...........................     (152)         (157)           45           (52)           96

NET ASSETS
  Beginning of year.............................................    2,490           847         1,100           300
                                                                 --------      --------      --------      --------      --------
  End of year................................................... $  2,338      $    690      $  1,145      $    248      $     96
                                                                 ========      ========      ========      ========      ========


See Notes to Financial Statements.

                        PACIFIC SELECT SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

     The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of ten subaccounts ("Variable Accounts"): the Money Market Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the High Yield Bond Variable Account, the Growth Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the International Variable Account, the Equity Index Variable Account, and the Growth LT Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies.

     The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Mutual.

     The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable life policies. The assets of these accounts are carried at market value.

     The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios.

  B. Security Transactions

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the identified cost basis.

  C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

     During 1995, the Fund has declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of each related portfolio.

3. CHARGES AND EXPENSES

     Pacific Mutual charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Mutual makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Mutual.

4. RELATED PARTY AGREEMENT

     Pacific Equities Network, a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Mutual.

                        PACIFIC SELECT SEPARATE ACCOUNT

5.  SELECTED ACCUMULATION UNIT** INFORMATION

     Selected accumulation unit information for the year ended December 31, 1995 were as follows:

                                                                                  High
                                        Money        Managed     Government       Yield
                                       Market         Bond       Securities       Bond         Growth
                                      Variable      Variable      Variable       Variable     Variable
                                       Account       Account       Account       Account       Account
                                      ---------     ---------     ---------     ---------     --------
ACCUMULATION UNIT
  VALUE:

Beginning                             $ 13.79       $ 16.61       $ 16.00       $ 17.92       $ 22.10
                                      =======       =======       =======       =======       =======

Ending                                $ 14.45       $ 19.64       $ 18.89       $ 21.16       $ 27.60
                                      =======       =======       =======       =======       =======

Number of Units Outstanding at
  End of Period                        95,991       24,119        19,115        175,781       288,191


                                       Equity         Multi-        Inter-        Equity        Growth
                                       Income        Strategy      national       Index           LT
                                       Variable      Variable      Variable      Variable      Variable
                                       Account       Account       Account       Account       Account
                                      ---------     ---------     ---------     ---------     ---------
ACCUMULATION UNIT
  VALUE:

Beginning                             $ 17.71       $ 16.93       $ 15.34       $ 13.42       $ 11.25
                                      =======       =======       =======       =======       =======

Ending                                $ 23.16       $ 21.06       $ 16.84       $ 18.26       $ 15.28
                                      =======       =======       =======       =======       =======

Number of Units Outstanding at
  End of Period                       101,952        40,731        93,332        14,450        60,068



------------
  **Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.